UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)  [  ] is a restatement
                                           [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller
__________________________________  Boulder, Colorado     November 14, 2005
         (Signature)                  (City, State)            (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $372,127  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

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                               FORM 13F INFORMATION TABLE

 ---------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------
   ANHEUSER BUSCH COS INC  COM     035229103     20,801     483,300    SH           DEFINED      1                   483,300

   APARTMENT INVT & MGMT
   CO                      CL A    03748R101     4          100        SH           DEFINED      1                   100

   ARCHSTONE SMITH TR      COM     039583109     2,990      75,000     SH           DEFINED      1                   75,000

   ARDEN RLTY INC          COM     039793104     741        18,000     SH           DEFINED      1                   18,000

   AVALONBAY COMNTYS INC   COM     053484101     4,028      47,000     SH           DEFINED      1                   47,000

   BERKSHIRE HATHAWAY INC  CL A    084670108     84,460     1,030      SH           DEFINED      1                   1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207     30,314     11,100     SH           DEFINED      1                   11,100

   BLACKROCK ADVANTAGE
   TERM TR                 COM     09247A101     10         1,000      SH           DEFINED      1                   1,000

   BLACKROCK GLOBAL FLG
   INC TR                  COM     091941104     35         2,000      SH           DEFINED      1                   2,000

   BLAIR CORP              COM     092828102     1          30         SH           DEFINED      1                   30

   BRISTOL MEYERS SQUIBB
   CO                      COM     110122108     2,526      105,000    SH           DEFINED      1                   105,000

                           DEPOSITOY
   CEDAR FAIR LP           UNIT    150185106     3          100        SH           DEFINED      1                   100

   CITIGROUP INC           COM     172967101     13,354     293,360    SH           DEFINED      1                   293,360

   CITIGROUP INVTS LN FD
   INC                     COM     17307C107     13         1,000      SH           DEFINED      1                   1,000

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104     *          1          SH           DEFINED      1                   1

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102     *          1          SH           DEFINED      1                   1

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     5,801      100,000    SH           DEFINED      1                   100,000

   DORAL FINL CORP         COM     25811P100     3,071      235,000    SH           DEFINED      1                   235,000

   DUKE REALTY CORP        COM NEW 264411505     3          100        SH           DEFINED      1                   100

   EAGLE MATERIALS INC     COM     26969P108     121        1,000      SH           DEFINED      1                   1,000

   EATON CORP              COM     278058102     12,774     201,000    SH           DEFINED      1                   201,000

   EATON VANCE FLTING
   RATE INC                COM     278279104     35         2,000      SH           DEFINED      1                   2,000

   EATON VANCE SR INCOME   SH BEN
   TR                      INT     27826S103     8          1,000      SH           DEFINED      1                   1,000

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103     3          100        SH           DEFINED      1                   100

   FEDERATED INVS INC PA   CL B    314211103     5,317      160,000    SH           DEFINED      1                   160,000

   FIDELITY NATIONAL
   FINL INC                COM     316326107     4,385      98,500     SH           DEFINED      1                   98,500

   FIRST AMER CORP CALIF   COM     318522307     7,307      160,000    SH           DEFINED      1                   160,000

   FIRST INDUSTRIAL
   REALTY TRUST            COM     32054K103     18,063     451,000    SH           DEFINED      1                   451,000

   FIRST TR FOUR CRNRS     COM
   SR FLT R                SHS     33733Q107     35         2,000      SH           DEFINED      1                   2,000

   FIRST TR/FOUR CRNRS
   SR FLOAT                COM     33733U108     35         2,000      SH           DEFINED      1                   2,000

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     1,402      67,900     SH           DEFINED      1                   67,900

   FLOATING RATE INCM
   STRT FD I               COM     339735102     53         3,000      SH           DEFINED      1                   3,000

   FOREST LABS INC         COM     345838106     4,676      120,000    SH           DEFINED      1                   120,000

   GABELLI UTIL TR         COM     36240A101     1          125        SH           DEFINED      1                   125

   H & R BLOCK INC         COM     093671105     2,158      90,000     SH           DEFINED      1                   90,000

   HEALTH CARE PPTY INVS
   INC                     COM     421915109     1,363      50,500     SH           DEFINED      1                   50,500

   HEALTHCARE RLTY TR      COM     421946104     161        4,000      SH           DEFINED      1                   4,000

                           COM SH BEN
   HOSPITALITY PPTYS TR    INT     44106M102     17,787     415,000    SH           DEFINED      1                   415,000

                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101     15,388     1,240,000  SH           DEFINED      1                   1,240,000

                           SH BEN
   LIBERTY PPTY TR         INT     531172104     936        22,000     SH           DEFINED      1                   22,000

   MACK CALI RLTY CORP     COM     554489104     157        3,500      SH           DEFINED      1                   3,500

   MARSH & MCLENNAN CO
   INC                     COM     571748102     6,838      225,000    SH           DEFINED      1                   225,000

   MILLS CORP              COM     601148109     6          100        SH           DEFINED      1                   100

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105     1          100        SH           DEFINED      1                   100

   NEW PLAN EXCEL RLTY TR  COM     648053106     23         1,000      SH           DEFINED      1                   1,000

   PAN PACIFIC RETAIL
   PPTYS INC               COM     69806L104     5,931      90,000     SH           DEFINED      1                   90,000

   PEPSI BOTTLING GROUP
   INC                     COM     713409100     5,710      200,000    SH           DEFINED      1                   200,000

   PFIZER INC              COM     717081103     6,642      266,000    SH           DEFINED      1                   266,000

                           SH BEN
   PRENTISS PPTYS TR       INT     740706106     2,298      56,600     SH           DEFINED      1                   56,600

   PROVIDIAN FINL CORP     COM     74406A102     12,341     698,000    SH           DEFINED      1                   698,000

   REGENCY CTRS CORP       COM     758849103     5,171      90,000     SH           DEFINED      1                   90,000

   SARA LEE CORP           COM     803111103     1,137      60,000     SH           DEFINED      1                   60,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109     2          29         SH           DEFINED      1                   29

   SIMON PPTY GROUP INC    PFD CONV
   NEW                     I 6%    828806802     2          30         SH           DEFINED      1                   30

   SUN COMMUNITIES INC     COM     866674104     1,376      42,000     SH           DEFINED      1                   42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     3          100        SH           DEFINED      1                   100

   TORCHMARK CORP          COM     891027104     6,340      120,000    SH           DEFINED      1                   120,000

   TRIZEC PROPERTIES INC   COM     89687P107     254        11,000     SH           DEFINED      1                   11,000

   WAL MART STORES INC     COM     931142103     22,567     515,000    SH           DEFINED      1                   515,000

   WASHINGTON MUT INC      COM     939322103     6,432      164,000    SH           DEFINED      1                   164,000

   WESCO FINL CORP         COM     950817106     171        500        SH           DEFINED      1                   500

   YUM BRANDS INC          COM     988498101     28,562     590,000    SH           DEFINED      1                   590,000


*    Value is less than $1,000.